UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22455

Cohen & Steers Select Preferred and Income Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—U.S. EQUITY	1.7%
Invesco Preferred ETF		117,410	$1,681,311
iShares US Preferred Stock ETF		95,000	3,527,350

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$5,228,258)			5,208,661

PREFERRED SECURITIES—$25 PAR VALUE	30.8%
BANKS	10.3%
Bank of America Corp., 6.20%, Series CC(a)		69,634	1,803,521
Bank of America Corp., 6.00%, Series GG(a)		115,700	3,008,200
Bank of America Corp., 5.875%, Series HH(a)		123,000	3,136,500
Bank of America Corp., 6.50%, Series Y(a)		49,299	1,284,239
Citigroup, Inc., 7.125% to 9/30/23, Series J(a),(b)		39,953	1,115,088
Citigroup, Inc., 6.875% to 11/15/23, Series K(a),(b)		30,900	857,475
Citigroup, Inc., 6.30%, Series S(a)		102,777	2,678,369
GMAC Capital Trust I, 8.099%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		198,646	5,224,390
Huntington Bancshares, Inc., 6.25%, Series D(a)		59,156	1,522,675
JPMorgan Chase & Co., 5.75%, Series DD(a)		24,900	630,219
JPMorgan Chase & Co., 6.125%, Series Y(a)		55,000	1,417,900
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		47,509	1,268,490
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(b)		46,629	1,236,135
Synovus Financial Corp., 6.30% to 6/21/23, Series D(a),(b)		44,000	1,153,680
TCF Financial Corp., 5.70%, Series C(a)		82,438	1,985,931
US Bancorp, 5.50%, Series K(a)		68,175	1,713,238
Wells Fargo & Co., 5.625%, Series Y(a)		69,875	1,746,875

			31,782,925

ELECTRIC	2.8%
INTEGRATED ELECTRIC	1.3%
DTE Energy Co., 5.375%, due 6/1/76, Series B		51,859	1,239,430
Integrys Holdings, Inc., 6.00% to 8/1/23, due 8/1/73(b)		101,232	2,639,624

			3,879,054

REGULATED ELECTRIC	1.5%
CMS Energy Corp., 5.875%, due 10/15/78		21,125	527,333
Southern Co./The, 6.25%, due 10/15/75		159,308	4,119,705

			4,647,038

TOTAL ELECTRIC			8,526,092

		Shares	Value
FINANCIAL	5.4%
DIVERSIFIED FINANCIAL SERVICES	1.9%
Apollo Global Management LLC, 6.375%, Series B(a)		48,625	$1,207,845
KKR & Co., Inc., 6.75%, Series A(a)		88,000	2,314,400
Oaktree Capital Group LLC, 6.55%, Series B(a)		59,000	1,467,330
Stifel Financial Corp., 6.25%, Series A(a)		42,325	1,070,399

			6,059,974

INVESTMENT BANKER/BROKER	3.5%
Carlyle Group LP/The, 5.875%, Series A(a)		64,800	1,467,072
Charles Schwab Corp./The, 5.95%, Series D(a)		66,145	1,685,374
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		115,689	3,167,565
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		89,337	2,387,085
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		79,700	2,026,771

			10,733,867

TOTAL FINANCIAL			16,793,841

INDUSTRIALS—CHEMICALS	1.8%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		80,171	2,163,014
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		63,597	1,668,149
CHS, Inc., 7.50%, Series 4(a)		64,655	1,767,021

			5,598,184

INSURANCE	5.3%
LIFE/HEALTH INSURANCE	0.9%
MetLife, Inc., 5.625%, Series E(a)		69,016	1,739,203
Prudential Financial, Inc., 5.625%, due 8/15/58		46,000	1,139,420

			2,878,623

MULTI-LINE	1.1%
Allstate Corp., 5.625%, Series G(a)		35,274	881,145
American Financial Group, Inc., 6.25%, due 9/30/54		8,507	218,630
WR Berkley Corp., 5.75%, due 6/1/56		89,350	2,175,672

			3,275,447

MULTI-LINE—FOREIGN	0.6%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		76,959	2,001,704

PROPERTY CASUALTY—FOREIGN	1.4%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(a),(b)		79,150	2,089,560
Validus Holdings Ltd., 5.875%, Series A (Bermuda)(a)		20,308	530,039
Validus Holdings Ltd., 5.80%, Series B (Bermuda)(a)		64,597	1,685,982

			4,305,581

		Shares	Value
REINSURANCE	0.2%
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(b)		26,337	$670,803

REINSURANCE—FOREIGN	1.1%
Arch Capital Group Ltd., 5.25%, Series E (Bermuda)(a)		3,385	77,889
Arch Capital Group Ltd., 5.45%, Series F (Bermuda)(a)		53,720	1,266,180
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(a)		82,948	2,067,894

			3,411,963

TOTAL INSURANCE			16,544,121

INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
AT&T, Inc., 5.625%, due 8/1/67		50,000	1,238,000

PIPELINES	1.5%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		101,200	2,554,288
Energy Transfer Partners LP, 7.625% to 8/15/23, Series D(a),(b)		83,500	2,160,145

			4,714,433

REAL ESTATE	1.8%
NET LEASE	1.0%
VEREIT, Inc., 6.70%, Series F(a)		118,947	2,955,833

RESIDENTIAL	0.4%
American Homes 4 Rent, 6.25%, Series H(a)		49,831	1,256,240

SPECIALTY	0.4%
QTS Realty Trust, Inc., 7.125%, Series A(a)		48,450	1,234,506

TOTAL REAL ESTATE			5,446,579

TECHNOLOGY—SOFTWARE	0.5%
eBay, Inc., 6.00%, due 2/1/56		58,356	1,531,261

UTILITIES	1.0%
SCE Trust IV, 5.375% to 9/15/25, Series J(a),(b)		46,177	1,125,334
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		47,242	1,166,405
SCE Trust VI, 5.00%(a)		43,544	940,550

			3,232,289

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$93,458,935)			95,407,725

		Principal Amount		Value
PREFERRED SECURITIES—CAPITAL SECURITIES	104.1%
BANKS	25.5%
AgriBank FCB, 6.875% to 1/1/24(a),(b)		26,000	†	$2,782,000
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$1,500,000		1,575,000
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		2,900,000		3,063,125
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		5,314,000		5,745,762
Citigroup Capital III, 7.625%, due 12/1/36		4,115,000		5,233,407
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		1,415,000		1,450,375
Citigroup, Inc., 6.125% to 11/15/20, Series R(a),(b)		3,276,000		3,417,278
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		2,205,000		2,304,225
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		25,000	†	2,612,500
CoBank ACB, 6.125%, Series G(a)		25,000	†	2,512,500
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		2,734,000		2,911,710
Countrywide Capital III, 8.05%, due 6/15/27, Series B		1,815,000		2,236,020
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		40,000	†	4,300,000
Farm Credit Bank of Texas, 10.00%, Series I(a)		10,000	†	11,450,000
JPMorgan Chase & Co., 5.809%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(c)		2,193,000		2,205,062
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		6,117,000		6,682,822
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		1,260,000		1,305,675
PNC Financial Services Group, Inc., 6.75% to 8/1/21(a),(b)		3,250,000		3,519,750
Wells Fargo & Co., 6.104%, (3 Month US LIBOR + 3.77%), Series K (FRN)(a),(c)		6,650,000		6,747,688
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		1,250,000		1,270,313
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		3,021,000		3,181,536
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)		2,325,000		2,499,375

				79,006,123

BANKS—FOREIGN	36.0%
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)(a),(b),(e),(f)		800,000		1,040,301
Banco de Sabadell SA, 6.50% to 5/18/22 (EUR) (Spain)(a),(b),(e),(f)		400,000		469,781
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		2,300,000		2,304,165
Bankia SA, 6.375% to 9/19/23 (EUR) (Spain)(a),(b),(e),(f)		1,200,000		1,417,406
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(a),(b),(f)		2,400,000		2,412,000
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		2,800,000		2,901,578
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)(a),(b),(f)		593,000		598,949
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(f)		600,000		607,500
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(f)		400,000		403,700
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)		3,375,000		3,560,625
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(f)		1,800,000		1,894,410

	Principal Amount	Value
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(f)	$2,600,000	$2,736,500
Cooperatieve Rabobank UA, 11.00% to 6/30/19, 144A (Netherlands)(a),(b),(d)	6,750,000	7,149,937
Credit Agricole SA, 6.625% to 9/23/19, 144A (France)(a),(b),(d),(f)	1,600,000	1,618,248
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(f)	1,000,000	1,055,420
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(f)	2,850,000	3,142,085
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(d),(f)	1,000,000	1,070,092
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	1,500,000	1,539,375
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(f)	800,000	805,000
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(f)	1,287,000	1,357,618
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(f)	2,400,000	2,475,000
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(f)	600,000	576,750
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (EUR) (Germany)(a),(b),(e),(f)	400,000	451,722
DNB Bank ASA, 5.75% to 3/26/20 (Norway)(a),(b),(e),(f)	1,600,000	1,604,019
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	3,000,000	3,079,134
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(d)	2,807,869	3,476,142
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	2,850,000	4,219,767
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(a),(b),(f)	2,000,000	1,995,000
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(f)	800,000	795,232
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	3,400,000	3,378,750
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(f)	3,000,000	3,112,500
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	1,800,000	1,831,468
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(f)	1,200,000	1,159,512
Intesa Sanpaolo SpA, 7.00% to 1/19/21, Series EMTN (EUR) (Italy)(a),(b),(e),(f)	200,000	239,050
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	737,000	761,874
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)(a),(b),(d)	1,850,000	1,890,478

		Principal Amount	Value
Nationwide Building Society, 10.25% (GBP) (United Kingdom)(a),(e)		$1,285,000	$2,508,117
Royal Bank of Scotland Group PLC, 7.50% to 8/10/20 (United Kingdom)(a),(b),(f)		1,200,000	1,231,500
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)		2,574,000	3,233,588
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)		1,400,000	1,486,632
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(f)		5,400,000	5,798,250
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(a),(b),(e),(f)		1,800,000	1,815,523
Societe Generale SA, 6.00% to 1/27/20, 144A (France)(a),(b),(d),(f)		400,000	392,946
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(f)		2,600,000	2,687,750
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(f)		2,600,000	2,700,100
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(f)		200,000	211,338
Societe Generale SA, 8.25% to 11/29/18, Series EMTN (France)(a),(b),(e),(f)		600,000	604,814
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(a),(b),(d),(f)		2,000,000	1,998,284
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(f)		2,200,000	2,266,000
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(f)		1,550,000	1,588,750
Swedbank AB, 6.00% to 3/17/22 (Sweden)(a),(b),(e),(f)		2,800,000	2,840,902
UBS AG, 7.625%, due 8/17/22 (Switzerland)(f)		2,200,000	2,456,300
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		2,000,000	2,024,264
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(a),(b),(e),(f)		1,400,000	1,444,471
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		1,200,000	1,277,026
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(a),(b),(e),(f)		1,300,000	1,333,319
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)		2,400,000	2,522,237

			111,553,199

ELECTRIC—REGULATED ELECTRIC	0.9%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		2,650,000	2,699,687

FOOD	0.8%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		1,100,000	1,116,500

		Principal Amount	Value
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		$1,190,000	$1,240,575

			2,357,075

INDUSTRIALS—DIVERSIFIED MANUFACTURING	3.0%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		9,691,000	9,459,627

INSURANCE	27.9%
LIFE/HEALTH INSURANCE	10.1%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(d)		2,473,000	3,041,790
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		4,659,000	6,289,650
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(b)		3,595,000	3,650,722
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		1,350,000	1,383,750
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		1,075,000	1,070,969
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		7,364,000	7,686,175
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(b)		2,320,000	2,312,066
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		1,450,000	1,535,188
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		3,070,000	3,101,774
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		1,060,000	1,078,550

			31,150,634

LIFE/HEALTH INSURANCE—FOREIGN	12.9%
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26, 144A (Japan)(a),(b),(d)		3,600,000	3,366,000
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		1,600,000	1,732,000
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(e)		1,951,000	2,104,739
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, due 4/23/48, 144A (South Korea)(b),(d)		2,200,000	2,103,792
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(b),(e)		1,000,000	878,486
La Mondiale Vie, 7.625% to 4/23/19 (France)(a),(b),(e)		2,100,000	2,150,729
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48, 144A (Japan)(b),(d)		1,400,000	1,412,250
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(d)		5,900,000	5,995,875
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		2,900,000	2,874,625
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(b),(d)		1,200,000	1,228,404
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		1,900,000	1,933,250

		Principal Amount		Value
Phoenix Group Holdings, 5.75% to 4/26/28 (GBP) (United Kingdom)(a),(b),(e),(f)		$400,000		$460,752
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)(e)		1,800,000		1,661,758
Prudential PLC, 6.50% to 10/20/28, due 10/20/48, Series EMTN (United Kingdom)(b),(e)		1,400,000		1,407,000
Prudential PLC, 7.75%, Series EMTN (United Kingdom)(a),(e)		1,650,000		1,686,551
Sumitomo Life Insurance Co., 4.00% to 9/14/27, due 9/14/77, 144A (Japan)(b),(d)		2,800,000		2,619,624
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		6,000,000		6,510,000

				40,125,835

MULTI-LINE	0.5%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		642,000		625,147
Hartford Financial Services Group, Inc./The, 4.439%, (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		1,000,000		942,500

				1,567,647

PROPERTY CASUALTY	0.7%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		2,100,000		2,142,000

PROPERTY CASUALTY—FOREIGN	3.2%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(e)		2,951,000		3,098,550
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(e)		2,200,000		2,198,500
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		2,400,000		2,487,000
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		2,000,000		2,030,608

				9,814,658

REINSURANCE—FOREIGN	0.5%
Aquarius + Investments PLC, 6.375% to 9/1/19, due 9/1/24 (Ireland)(b),(e),(f)		1,600,000		1,635,386

TOTAL INSURANCE				86,436,160

INTEGRATED TELECOMMUNICATIONS SERVICES	1.9%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(d)		3,500	†	3,780,000

		Principal Amount	Value
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(b),(e)		$2,300,000	$2,293,827

			6,073,827

MATERIAL—METALS & MINING	2.0%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)(b),(d)		800,000	836,400
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(b),(d)		4,800,000	5,274,000

			6,110,400

PIPELINES	2.1%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,255,000	1,215,173
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		590,000	579,675
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		4,737,000	4,849,504

			6,644,352

UTILITIES	4.0%
ELECTRIC UTILITIES—FOREIGN	3.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		4,630,000	4,954,100
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		4,847,000	5,380,170

			10,334,270

MULTI-UTILITIES	0.7%
NiSource, Inc., 5.65% to 6/15/23, 144A(a),(b),(d)		2,045,000	2,027,106

TOTAL UTILITIES			12,361,376

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$312,249,150)			322,701,826

CORPORATE BONDS—INSURANCE-PROPERTY CASUALTY	2.0%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(d)		4,829,000	6,352,849

TOTAL CORPORATE BONDS (Identified cost—$4,343,482)			6,352,849

		Shares	Value
SHORT-TERM INVESTMENTS	2.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(g)		7,000,617	$7,000,617

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,000,617)			7,000,617

TOTAL INVESTMENTS IN SECURITIES(h) (Identified cost—$422,280,442)	140.8%		436,671,678
LIABILITIES IN EXCESS OF OTHER ASSETS	(40.8)		(126,619,587)

NET ASSETS (Equivalent to $25.84 per share based on 12,000,474 shares of common stock outstanding)	100.0%		$310,052,091

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate (resets monthly) Receivable	Floating Payment Frequency	Maturity Date	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Fair Value
$ 25,000,000	1.117%	Quarterly	2.168%	Monthly	10/19/21	$—	$1,219,999	$1,219,999
35,000,000	1.203%	Quarterly	2.168%	Monthly	10/19/22	—	2,184,448	2,184,448
13,000,000	1.848%	Quarterly	2.168%	Monthly	10/19/22	—	453,716	453,716
40,000,000	1.288%	Quarterly	2.168%	Monthly	10/19/23	—	2,960,470	2,960,470

						$—	$6,818,633	$6,818,633

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	789,857	USD	919,605	10/2/18	$2,541
Brown Brothers Harriman	EUR	3,458,353	USD	4,021,442	10/2/18	6,120
Brown Brothers Harriman	GBP	1,982,323	USD	2,572,877	10/2/18	(10,884)
Brown Brothers Harriman	GBP	1,305,689	USD	1,694,667	10/2/18	(7,169)
Brown Brothers Harriman	USD	516,801	GBP	392,545	10/2/18	(5,157)
Brown Brothers Harriman	USD	2,587,784	GBP	1,982,323	10/2/18	(4,023)
Brown Brothers Harriman	USD	3,666,094	EUR	3,154,362	10/2/18	(3,721)
Brown Brothers Harriman	USD	766,096	EUR	657,492	10/2/18	(2,714)
Brown Brothers Harriman	USD	1,192,046	GBP	913,144	10/2/18	(1,853)
Brown Brothers Harriman	USD	257,027	EUR	221,147	10/2/18	(264)
Brown Brothers Harriman	USD	249,706	EUR	215,209	10/2/18	162
Brown Brothers Harriman	EUR	3,160,773	USD	3,682,206	11/2/18	3,507
Brown Brothers Harriman	GBP	908,625	USD	1,187,691	11/2/18	1,762
Brown Brothers Harriman	GBP	1,963,487	USD	2,566,533	11/2/18	3,809

						$(17,884)

The amount of all interest rate swap contracts and forward foreign currency exchange contracts as presented in the tables above are representative of the volume of activity for these derivative types during the nine months ended September 30, 2018.

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at September 30, 2018.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $125,615,727, which represents 40.5% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $50,043,275, which represents 16.1% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $85,306,518, which represents 27.5% of the net assets of the Fund (19.4% of the managed assets of the Fund).

(g)	Rate quoted represents the seven-day yield.
(h)	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding in connection with the Fund’s revolving credit agreement.
(i)	Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2018.

Country Summary	% of Managed Assets
United States	51.3
United Kingdom	11.3
Japan	7.3
France	5.6
Switzerland	4.2
Canada	3.2
Australia	2.6
Netherlands	2.5
Bermuda	2.2
Italy	1.5
Norway	1.1
Sweden	1.1
Germany	1.0
Cayman Islands	0.9
Spain	0.7
Hong Kong	0.5
South Korea	0.5
Other	2.5

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Over-the-counter (OTC) interest rate swaps are valued utilizing quotes received from a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Banks	$31,782,925	$31,152,706	$630,219	$—
Electric—Integrated Electric	3,879,054	1,239,430	2,639,624	—
Other Industries	59,745,746	59,745,746	—	—
Preferred Securities—Capital Securities	322,701,826	—	322,701,826	—
Corporate Bonds	6,352,849	—	6,352,849	—
Exchange-Traded Funds	5,208,661	5,208,661	—	—
Short-Term Investments	7,000,617	—	7,000,617	—

Total Investments in Securities(a)	$436,671,678	$97,346,543	$339,325,135	$—

Interest Rate Swap Contracts	$6,818,633	$—	$6,818,633	$—
Forward Foreign Currency Exchange Contracts	17,901	—	17,901	—

Total Derivative Assets(a)	$6,836,534	$—	$6,836,534	$—

Forward Foreign Currency Exchange Contracts	$(35,785)	$—	$(35,785)	$—

Total Derivative Liabilities(a)	$(35,785)	$—	$(35,785)	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments..

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Payments received from or paid to the counterparty, including at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018